SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
NOTE 9 -	SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Cash and cash equivalents:

The balance as of December 31, 2013 and 2012 includes $3.8 million and $7.8 million, respectively, of highly liquid bank deposits. The deposits are mainly denominated in dollars and, as of December 31, 2013, bear weighted average annual interest of 0.38%.

b.	Accounts receivable:

1)	Trade:
	December 31,
	2013	2012
	U.S. dollars in
	thousands

Open accounts	$1,241	$1,177
Less - allowance for doubtful accounts *	-	(327)
	$1,241	$850

*	The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Balance at beginning of year	$327	$308	$435
Increase (decrease) during the year	-	66	(15)
Bad debt written off	(327)	(47)	(112)
Balance at end of year	$-	$327	$308

2)	Other:
	December 31,
	2013	2012
	U.S. dollars in
	thousands

Government of Israel	$19	$92
Employees	28	20
Sundry	118	47
	$165	$159

c.	Accounts payable and accruals - other:
	December 31,
	2013	2012
	U.S. dollars in
	thousands

Payroll and related expenses	$515	$384
Government institutions	377	416
Accrued vacation pay	104	93
Accrued expenses and sundry	157	258
	$1,153	$1,151